Mining rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about mining rights [line items]
Beginning of the year	¥ 1,646,271	¥ 1,646,271
Movement:
Addition	0	0
Impairment charge for the year	0	0
End of the year	1,646,271	1,646,271
Cost [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	2,406,567	2,406,567
Movement:
End of the year	2,406,567	2,406,567
Accumulated impairment losses [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	(760,296)	(760,296)
Movement:
End of the year	¥ (760,296)	¥ (760,296)